Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Income Tax Expense to Profit (Loss)
The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019

Profit (loss) before income taxes	(1,445,554)	1,127,662	1,090,655
Brazilian statutory rate	34%	34%	34%
Tax benefit/(expense) at the statutory rate	491,488	(383,405)	(370,823)

Additions (exclusions):
Mark-to-market on equity securities designated at FVPL	(429,832)	—	—
Gain (loss) from entities not subject to the payment of income taxes	3,931	98,376	47,782
Other permanent differences	4,325	(4,777)	6,039
Equity pickup on associates	(3,548)	(2,359)	(275)
Unrecorded deferred taxes	(40,165)	(31,531)	(2,030)
Use of tax losses previously unrecorded	—	—	5,163
Unrealized gain on previously held interest on acquisition	6,161	1,017	—
Interest payments on net equity	5,933	12,276	10,102
Previsouly unrecognized deferred income tax (temporary differences and tax losses)	22,492	—	—
R&D Tax Benefits	4,688	13,107	8,188
Other tax incentives	2,733	7,080	9,394
Total income tax and social contribution benefit/(expense)	68,206	(290,216)	(286,460)
Effective tax rate	5%	26%	26%

Current income tax and social contribution	(171,621)	(216,886)	(217,228)
Deferred income tax and social contribution	239,827	(73,330)	(69,232)
Total income tax and social contribution benefit/(expense)	68,206	(290,216)	(286,460)

Schedule of Net Changes in Deferred Income Taxes
Net changes in deferred income taxes relate to the following:

	2021	2020

At January 1	77,611	182,094
Assets at FVOCI	102,295	(14,020)
Additions arising from business combinations	(605,423)	(17,133)
Amounts recognized in income statement:
Losses available for offsetting against future taxable income	160,287	(39,949)
Tax credit carryforward	(12,377)	51,063
Tax deductible goodwill	(12,225)	(12,226)
Share-based compensation	8,457	6,535
Temporary differences under FIDC	(3,020)	1,563
Amortization of assets arising from business combinations	27,872	8,981
Assets at FVPL	70,705	(69,357)
Technological innovation benefit	(3,061)	(5,968)
Others	3,189	(13,972)
At December 31	(185,690)	77,611
10.3.    Deferred income taxes by nature
Under Brazilian tax law, temporary differences and tax losses can be carried forward indefinitely, however the tax losses can only be used to offset up to 30% of taxable profit for the year.

	2021	2020

Losses available for offsetting against future taxable income	244,868	84,581
Deferred tax on other temporary differences	73,618	85,995
Assets at FVOCI	127,335	25,040
Tax deductible goodwill	36,676	48,901
Share-based compensation	41,150	32,693
Temporary differences under FIDC	(69,556)	(66,536)
Deferred income taxes arising from business combinations	(616,665)	(39,113)
Assets at FVPL	(4,583)	(75,288)
Technological innovation benefit	(18,493)	(15,432)
Others	(40)	(3,230)
Deferred tax, net	(185,690)	77,611